Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	31 Months Ended	32 Months Ended	53 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000011818 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent			11.49%				8.86%	5.42%
C000179658 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent			11.97%				9.30%	5.84%
C000011817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent			11.82%				9.20%	5.76%
C000179659 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent			11.56%				9.43%	8.52%
C000011819 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent			11.19%				9.11%	8.23%
C000079785 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent			11.47%				9.34%	8.47%
C000011821 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent			7.89%				2.53%	1.23%
C000011822 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent			8.34%				2.50%	1.29%
C000138298 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent			8.47%				2.62%	1.43%
C000045117 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent			6.13%				6.76%	4.60%
C000045116 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent			6.29%				6.98%	4.84%
C000240396 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent			6.43%				7.06%	4.87%
C000064415 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent			7.64%				7.93%	0.55%
C000179660 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent			7.93%				8.29%	0.78%
C000064416 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent			7.25%				7.59%	0.19%
C000236826 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
Average Annual Return, Percent			2.62%		5.30%
C000223577 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent			4.63%			(12.64%)
C000238190 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent			13.80%	16.22%
MSCI Frontier Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Frontier Emerging Markets Index
Average Annual Return, Percent			11.83%				7.53%	1.07%
MSCI ACWI ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex US Index
Average Annual Return, Percent	[1]		11.92%				10.09%	4.83%
MSCI Emerging Markets ex China Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets ex China Index
Average Annual Return, Percent			3.30%		9.07%
MSCI China All Shares Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI China All Shares Index
Average Annual Return, Percent			17.92%			(6.59%)
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent			9.02%				6.35%	3.07%
MSCI All Country World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent			11.84%				13.07%	8.63%
MSCI All Country World ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex US Index
Average Annual Return, Percent			11.92%				10.09%	4.83%
MSCI World ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex US Index
Average Annual Return, Percent			13.10%	19.92%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent			12.57%	20.52%
MSCI ACWI ex US Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex US Small Cap Index
Average Annual Return, Percent	[1]		8.23%				10.31%	5.19%

[1]	In accordance with new regulatory requirements, the Fund has selected the MSCI ACWI ex US Index as the Fund's broad-based securities market index. The Fund has selected the MSCI ACWI ex US Small Cap Index as a secondary benchmark.